COMMITMENTS AND CONTINGENCIES - Contingency (Details) ¥ in Thousands, $ in Thousands			12 Months Ended
	Apr. 13, 2023 USD ($)	Oct. 26, 2021 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	May 06, 2020 entity	Apr. 02, 2020 USD ($)
COMMITMENTS AND CONTINGENCIES
Provision for equity litigants settlement			¥ 35,326	$ 5,042	¥ 92,192
Payable for equity litigants settlement			149,900					$ 21,393	¥ 119,560
Fabrication of Transactions
COMMITMENTS AND CONTINGENCIES
Sought value for losses from Company	$ 145,800
Asserted losses															$ 325,000
U.S. Opt Out Claims
COMMITMENTS AND CONTINGENCIES
Settlement amount		$ 175,000
U.S. Department of Justice Investigation
COMMITMENTS AND CONTINGENCIES
Liability or loss recognized at the end of year								0		$ 0
Ministry of Finance Investigation
COMMITMENTS AND CONTINGENCIES
Liability or loss recognized at the end of year								0		0
Number of entities of the Group | entity														2
U.S. Securities Litigation
COMMITMENTS AND CONTINGENCIES
Provision for equity litigants settlement						¥ 1,226,100	$ 187,500
Additional equity litigation provision					¥ 92,200				0	0	$ 12,600	¥ 280,000	$ 41,900
Payable for equity litigants settlement			¥ 35,300					$ 5,000	¥ 119,600	$ 16,400